DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)				12 Months Ended
	Jul. 05, 2019	Mar. 29, 2018	Jun. 16, 2014	Dec. 31, 2019	Oct. 25, 2018
Disclosure of information about consolidated structured entities [line items]
Ownership interest subject to sales agreement					51.00%
Canadian Malartic Corporation [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%
Disposal of Chapada
Disclosure of information about consolidated structured entities [line items]
Ownership interest	100.00%